Options and Warrants (Details 3)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected volatility	100.00%
Risk-free interest rate	1.90%
Expected dividends	0.00%	0.00%
Warrant [Member]
Expected volatility	110.09%
Risk-free interest rate	1.58%
Expected dividends	0.00%
Expected term in years	3 years